FINANCIAL INSTRUMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Sep. 29, 2011
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 575,178	$ 575,178	$ 763,730
Number of debtors		2,918
Percentage of secured trade receivables		95.40%
Percentage of unsecured trade receivables		4.60%
Description of average payable period		As part of the policy of Arauco, it considers compliance with all Accounts Payable, whether with related (see Note 13) or third parties, within a period not exceeding 30 days.
Reversal of impairment loss		$ 16,368	$ 15,147
Pulp [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue		43.60%
Currency risk [member] | Chilean Pesos [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		Sensitivity analysis considers a variation of +/- 10% of the exchange rate over the Chilean Peso. This fluctuation range is considered possible given current market conditions as of the date of these financial statements. With all other variables at a constant rate, a U.S. Dollar exchange rate variation of +/- 10% in relation to the Chilean Peso would mean a change in the net income year after tax +/- 2.97% (equivalent to ThU.S.$ -/+ 1,839), and +/- 0.01% of equity (equivalent to ThU.S.$ -/+ 1,103).
Currency risk [member] | Brazilian Real [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		Additionally, a sensitivity analysis is carried out assuming a variation of +/- 10% in the closing exchange rate on the Brazilian Real, which is considered a possible range of fluctuation given the market conditions as of the date of these financial statements. With all the other variables constant, a variation of +/- 10% in the exchange rate of the dollar on the Brazilian Real would mean a variation on the net income after tax +/- 2.28% (equivalent to ThU.S.-/+$1,415) and a change on the equity of +/- 1.44% (equivalent to ThU.S. -/+$105,837).
Interest Rate Risk [Member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		A change of +/- 10% in the interest rate is considered a possible range of fluctuation. Such market conditions would affect the income after tax at rate of +/- 2.04% (equivalent to ThU.S.$-/+ 1,263) and +/- 0.01% (equivalent to ThU.S.$-/+ 758) on equity.
Commodity price risk [member]
Disclosure Of Financials Instruments [Line items]
Description of changes in exposure to risk		Sensitivity analysis considers a variation of +/- 10% in the average pulp price, a possible fluctuation range given current market conditions at the date of the closing balance. With all other variables constant, a variation of +/- 10% in the average pulp price would mean a variation of +/- 269.4% (equivalent to ThU.S.$-/+ 166,951) on the income for the year after tax and +/- 1.36% (equivalent to ThU.S.$100,170) on equity.
IDB Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted				$ 454
Finnevera Guaranteed Facility Agreement [Member] | Uruguayan companies [Member]
Disclosure Of Financials Instruments [Line items]
Financial guarantee granted				$ 900
Direct guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	40	$ 40
Financial guarantee granted	39,859	39,859
Indirect guarantee [Member]
Disclosure Of Financials Instruments [Line items]
Financial assets pledged as collateral for liabilities or contingent liabilities	543	543
Financial guarantee granted	543,142	543,142
Open account customers [Member]
Disclosure Of Financials Instruments [Line items]
Trade receivables	$ 402,873	$ 402,873
Percentage of entity's revenue		65.20%
Letter of credit customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue		34.10%
Other type of customers [Member]
Disclosure Of Financials Instruments [Line items]
Percentage of entity's revenue	0.70%